LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of information about operating leases

For the year ended
December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	12,738
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	9,019
Weighted average remaining lease term
Operating leases	1.23
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	19,936

Schedule of maturity of operating lease liabilities

The year ended December 31,	RMB
2022	15,168
2023	3,151
2024	234
18,553
Less imputed interest	644
Total	17,909